UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415

Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (100.2%)
	Australia (d) (7.0%)
	Gas Distributors (0.1)
160,391	AGL Energy Ltd.	$1,671,291

	Industrial (0.2)
217,886	ConnectEast Group	61,591

	Investment Trusts/Mutual Funds (2.4)
8,252	Macquarie Infrastructure Group (b)	8,462,910

	Other Transportation (3.8)
2,209,663	Macquarie Airports	2,796,952
3,179,290	Transurban Group (b)	10,352,453
		13,149,405
	Utilities (0.3)
1,423,054	Spark Infrastructure Group	1,009,749
	Total Australia	24,354,946

	Austria (0.0%)
	Other Transportation
1,729	Flughafen Wien AG (d)	50,494

	Belgium (0.0%)
	Shipping
1,731	Euronav S.A. (d)	25,473

	Bermuda (1.1%)
	Other Transportation (0.3)
829,367	Cosco Pacific Ltd. (d)	818,970

	Shipping (0.5)
100,340	Frontline Ltd. (b) (d)	1,800,116

	Transportation (0.3)
166,985	Ship Finance International Ltd. (b)	1,095,422
	Total Bermuda	3,714,508

	Brazil (3.3%)
	Electric Utilities (1.5)
87,139	AES Tiete SA-PRF	667,136
3,900	Companhia Energetica de Minas Gerais (CEMIG) (ADR)	57,642
306,966	Electropaulo Metropolitana S.A.	4,331,069
		5,055,847
	Energy (0.3)
105,093	EDP-Energias do Brasil SA	1,101,783

	Miscellaneous (0.0)
1,165	Companhia de Saneamento Basico do Estado de San Paulo (ADR)	24,873

	Other Transportation (0.5)
208,709	Companhia de Concessoes Rodoviarias	1,904,675

	Public Power (0.2)
114,342	Equatorial Energia SA	571,772

	Waste Management (0.2)
95,431	Companhia de Saneamento Minas Gerias-Copas MG	812,485

	Wireless Telecommunications (0.6)
421,806	Tim Participacoes S.A.	521,859
117,168	Vivo Participacoes S.A.	1,536,986
		2,058,845
	Total Brazil	11,530,280

	Canada (8.5%)
	Communications - Equipment & Software (0.2)
30,332	BCE INC	604,330

	Electric Utilities (0.6)
21,033	ATCO Ltd -CL ‘I’	600,562
48,773	Canadian Utilities Limited	1,421,643
		2,022,205
	Gas Distributors (4.4)
653,640	TransCanada Corp. (b)	15,464,849

	Oil & Gas Pipelines (3.3)
393,791	Enbridge Inc. (b)	11,353,349
3,318	Pembina Pipeline Income Fund	36,791
		11,390,140
	Total Canada	29,481,524

	Cayman Islands (0.3%)
	Other Transportation
2,016,500	Hopewell Highway Infrastructure Ltd. (d)	1,136,927

	Chile (0.0%)
	Electric Utilities
3,294	Enersis S.A. (ADR)	49,739

	China (2.9%)
	Electric Utilities (0.0)
1,140	Huaneng Power International, Inc. (ADR) (b)	30,609

	Major Telecommunications (0.6)
1,968,455	China Unicom Ltd. (d)	2,062,561

	Oil Related (0.0)
199,139	Dalian Port (PDA) Co. Ltd. (H Shares) (d)	64,213

	Other Transportation (2.3)
2,994,233	Beijing Capital International Airport Co., Ltd. (d)	1,333,284
168,444	Jiangsu Expressway Co., Ltd. (H Shares) (d)	114,350
8,749,606	Zhejiang Expressway Co., Ltd. (H Shares) (d)	6,380,107
		7,827,741
	Total China	9,985,124

	Denmark (0.1%)
	Transportation
57,605	Dampskibsselskabet Torn A.S. (b)	440,223

	Finland (0.7%)
	Electric Utilities
135,635	Fortum Oyj (d)	2,581,775

	France (d) (6.7%)
	Electric Utilities (1.1)
99,768	Electricite de France (EDF) (b)	3,918,153

	Engineering & Construction (0.4)
32,503	Vinci S.A.	1,203,893

	Gas Distributors (3.2)
321,027	GDF Suez	11,037,652

	Other Transportation (0.9)
58,469	Aeroports de Paris (ADP) (b)	3,101,744

	Transportation (0.5)
30,040	Societe des Autoroutes Paris-Rhin-Rhone (SAPRR)	1,914,935

	Water Utilities (0.6)
106,148	Veolia Environment	2,211,995
	Total France	23,388,372

	Germany (d) (8.6%)
	Electric Utilities (5.2)
309,016	E.ON AG (b)	8,601,579
135,211	RWE AG (b)	9,506,095
		18,107,674

	Major Telecommunications (0.5)
138,876	Deutsche Telekom AG (Registered Shares)	1,727,669

	Other Transportation (2.9)
129,093	Fraport AG (b)	4,153,264
237,854	Hamburger Hafen und Logistik AG (HHLA)	5,887,911
		10,041,175
	Total Germany	29,876,518

	Hong Kong (d) (1.7%)
	Electric Utilities (0.4)
374,260	China Resources Power Holdings Co., Ltd.	782,974
113,601	CLP Holdings Ltd.	780,574
		1,563,548
	Industrial Conglomerates (0.0)
41,639	Guangdong Investment Ltd.	16,836

	Other Transportation (1.3)
1,893,892	China Merchants Holdings International Co., Ltd.	4,441,365
	Total Hong Kong	6,021,749

	Italy (d) (8.6%)
	Electric Utilities (2.8)
1,542,324	Enel S.p.A.	7,397,422
711,833	Terna-Rete Electtrica S.p.A.	2,217,492
		9,614,914
	Industrial (1.2)
262,118	Ansaldo STS S.p.A.	4,165,984

	Other Transportation (4.7)
1,077,082	Autostrade SpA (b)	16,288,940
	Total Italy	30,069,838

	Japan (d) (6.3%)
	Electric Utilities (3.0)
36,940	Chubu Electric Power Co., Inc. (b)	812,786
25,898	Electric Power Development Co., Ltd. (b)	769,280
97,571	Kansai Electric Power Co., Inc. (The) (b)	2,120,427
47,985	Kyushu Electric Power Co., Inc. (b)	1,074,103
20,624	Shikoku Electric Power	550,922
25,095	Tohoku Electric Power Co., Inc. (b)	551,179
179,033	Tokyo Electric Power Co., Inc. (The) (b)	4,469,150
		10,347,847
	Engineering & Construction (0.4)
153,000	Comsys Holdings Corp.	1,288,166

	Major Telecommunications (0.3)
29,544	Nippon Telegraph & Telephone Corp. (NTT)	1,122,119

	Marine Shipping (1.3)
698,523	Kamigumi Co., Ltd.	4,638,350

	Other Transportation (1.1)
94,637	Japan Airport Terminal Co., Ltd. (b)	1,009,392
296,480	Mitsubishi Logistics Corp. (b)	2,913,996
		3,923,388
	Wireless Telecommunications (0.2)
118	KDDI Corp.	556,818
	Total Japan	21,876,688

	Malaysia (0.3%)
	Other Transportation
1,504,412	Plus Expressways Berhad (d)	1,214,862

	Mexico (1.7%)
	Other Transportation (1.1)
5,029	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	91,779
1,694,881	Grupo Aeroportuario del Pacifico SA de CV (B Shares) (b)	3,081,058
20,296	Grupo Aeroportuario del Sureste S.A.B de CV (ADR)	584,119
		3,756,956
	Wireless Telecommunications (0.6)
1,453,960	America Movil S.A. de C.V. (Series L)	1,980,013
	Total Mexico	5,736,969

	Netherlands (d) (4.0%)
	Transportation - International
229,496	Koninklijke Vopak NV (b)	9,184,341
80,213	Smit International NV (b)	4,578,099
	Total Netherlands	13,762,440

	New Zealand (d) (0.7%)
	Major Telecommunications (0.5)
1,334,373	Telecom Corporation of New Zealand Ltd.	1,739,809

	Other Transportation (0.2)
575,947	Auckland International Airport Ltd.	562,577
	Total New Zealand	2,302,386

	Portugal (d) (1.1%)
	Electric Utilities (0.5)
528,418	Energias de Portugal, S.A. (EDP) (b)	1,835,479

	Other Transportation (0.6)
282,150	Brisa (b)	1,945,686
	Total Portugal	3,781,165

	South Korea (0.3%)
	Electric Utilities
117,090	Korea Electric Power Corp. (KEPCO) (ADR)	1,071,373

	Spain (d) (8.5%)
	Electric Utilities (3.3)
1,645,169	Iberdola S.A.	11,552,295

	Electrical Products (0.4)
101,589	Gamesa Corporacion Tecnologica, S.A.	1,303,332

	Engineering & Construction (0.3)
220,639	Cintra Concesiones de Infraestructuras de Transporte S.A.	987,594

	Gas Distributors (0.1)
41,461	Gas Natural SDG, S.A. (b)	567,009

	Major Telecommunications (0.6)
102,844	Telefonica S.A.	2,054,007

	Other Transportation (3.8)
838,842	Abertis Infraestructuras S.A. (b)	13,114,197
	Total Spain	29,578,434

	Switzerland (0.3%)
	Transportation - International
5,301	Flughafen Zuerich AG (d)	954,813

	Turkey (0.3%)
	Specialty Telecommunications
473,746	Turk Telekomunikasyon A.S. (d)	1,098,251

	United Kingdom (d) (5.8%)
	Electric Utilities (2.7)
571,270	Drax Group PLC	4,226,284
413,308	International Power PLC	1,238,737
398,063	National Grid PLC	3,060,415
51,277	Scottish & Southern Energy PLC	814,367
		9,339,803
	Gas Distributors (1.9)
2,007,279	Centrica PLC	6,563,718

	Marine Shipping (0.2)
49,396	Forth Ports PLC	642,693

	Miscellaneous Commercial Services (0.1)
424,832	BBA Aviation PLC	500,967

	Utilities (0.9)
420,202	Pennon Group PLC	2,428,735
58,281	Severn Trent PLC	826,434
		3,255,169
	Total United Kingdom	20,302,350

	United States (20.6%)
	Electric Utilities (12.8)
53,800	Allegheny Energy, Inc.	1,246,546
73,995	American Electric Power Co., Inc.	1,869,114
437	CPFL Energia S.A. - ADR	17,729
47,331	Dominion Resources, Inc.	1,466,788
102,881	Duke Energy Corp.	1,473,256
38,131	Entergy Corp.	2,596,340
291,226	Exelon Corp.	13,218,748
31,677	FirstEnergy Corp.	1,222,732
45,913	FPL Group, Inc.	2,329,166
128,124	IDACORP, Inc.	2,992,977
77,286	NSTAR (b)	2,463,878
30,861	PG&E Corp.	1,179,507
25,502	PPL Corp.	732,162
339,391	Public Service Enterprise Group Inc.	10,001,853
57,822	Southern Co. (The)	1,770,510
		44,581,306
	Energy (3.7)
466,091	Spectra Energy Corp.	6,590,527
562,383	Williams Companies, Inc. (The)	6,399,919
		12,990,446
	Gas Distributors (0.1)
188,382	Atmos Energy Corp.	4,355,392
24,831	Energen Corp.	723,327
12,016	Sempra Energy	555,620
26,238	Southern Union Co.	399,342
52,400	UGI Corp.	1,237,164
		7,270,845
	Marine Shipping (0.5)
55,624	General Maritime Corporation	389,368
88,800	Teekay Shipping Corp. (b)	1,263,624
		1,652,992
	Oil & Gas Pipelines (1.3)
527,892	El Paso Corp.	3,299,325
29,701	Kinder Morgan Management, LLC (a)	1,210,613
		4,509,938
	Oil & Gas Production (0.0)
4,150	Crosstex Energy Inc.NC	6,806

	Shipping (0.0)
1,751	Nordic American Tanker Shipping Limited (b)	51,304

	Transportation (0.2)
50,966	Tsakos Energy Navigation Ltd. (b)	718,111
	Total United States	71,781,748
	Total Common Stocks (Cost $356,435,335)	346,168,969

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (20.8%)
	Securities held as Collateral on Loaned Securities (b) (20.5%)
	Repurchase Agreements (4.1%)
$2,842	Barclays Capital (0.713%, dated 03/31/09, due 04/01/09; proceeds $2,841,924; fully collateralized by General Motors preferred convertible common stock at the date of this Portfolio of Investments; valued at $2,984,135)	2,841,811
8,482	Bank of America Securities LLC (0.25% - 0.413% dated 03/31/09, due 04/01/09; proceeds $8,481,760; fully collateralized by U.S. Government Agency security and common stock at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/38; Breeds Hill Capital Co.; valued at $8,651,956)	8,481,669
2,842	Citigroup (0.713%, dated 03/31/09, due 04/01/09; proceeds $2,841,924; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Expedia Equity Fund; AnnTaylor Stores Corp. and Plains Exploratio & Productio Co.; valued at $2,984,186)	2,841,811

	Total Repurchase Agreements (Cost $14,165,291)	14,165,291

NUMBER OF
SHARES (000)
	Investment Company (b) (16.4%)
57,029	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $57,028,706)		57,028,706
	Total Securities held as Collateral on Loaned Securities (Cost $71,193,997)		71,193,997

	Investment Company (c) (0.3%)
1,212	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,211,828)		1,211,828

	Total Short-Term Investments (Cost $72,405,825)		72,405,825

	Total Investments (Cost $428,841,160) (e)	120.2%	418,574,794
	Liabilities in Excess of Other Assets	(20.2)	(70,432,202)
	Net Assets	100.0%	$348,142,592

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at March 31, 2009 were $71,194,314  and $71,193,997 respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(d)

Securities with total market value equal to $225,391,305 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund

Forward Foreign Currency Contracts Open at March 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	3,586,795		$2,515,281	04/16/2009	$24,427
	$7,031,298	AUD	10,682,168	04/17/2009	386,363
BRL	22,575,372		$9,600,413	04/17/2009	(91,391)
	$599,764	BRL	1,377,659	04/17/2009	(8,323)
CAD	926,683		$735,020	04/16/2009	18,627
CAD	3,240,899		$2,632,399	04/17/2009	61,802
	$142,060	CHF	163,660	04/16/2009	1,763
	$1,309,007	CHF	1,552,914	04/17/2009	55,710
CZK	87,398,173		$4,258,340	04/17/2009	17,062
	$4,256,049	CZK	87,398,173	04/16/2009	(14,771)
	$111,347	DKK	652,180	04/16/2009	4,914
DKK	1,781,485		$297,067	04/16/2009	(20,504)
	$1,047,090	EUR	769,846	04/16/2009	(24,339)
EUR	2,103,684		$2,682,811	04/17/2009	(111,965)
	$200,526	GBP	128,770	04/16/2009	(15,755)
GBP	2,970,988		$4,153,995	04/17/2009	(109,068)
	$4,588,899	HKD	23,193,638	04/16/2009	(657)
	$816,065	HKD	6,321,087	04/16/2009	(428)
JPY	14,070,761		$142,796	04/01/2009	645
JPY	107,681,302		$1,124,147	04/16/2009	36,060
	$4,340,175	JPY	426,451,689	04/17/2009	(30,948)
MXN	61,765,454		$4,269,713	04/17/2009	(74,028)
MYR	4,338,165		$1,174,947	04/17/2009	(14,363)
	$93,847	NOK	656,986	04/16/2009	3,826
NOK	6,444,177		$961,078	04/17/2009	3,065
	$674,806	NZD	1,244,531	04/16/2009	34,237
NZD	488,682		$266,605	04/17/2009	(11,794)
TRY	1,864,703		$(1,088,664)	04/17/2009	(27,761)

Net Unrealized Depreciation					$92,406

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira

Morgan Stanley Global Infrastructure Fund

Summary of Investments  March 31, 2009 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Electric Utilities	$121,672,567		35.0%
Other Transportation	83,279,102		24.0
Gas Distributors	42,575,364		12.3
Oil & Gas Pipelines	15,900,078		4.6
Transportation - International	14,717,253		4.2
Energy	14,092,229		4.1
Major Telecommunications	8,706,165		2.5
Investment Trusts/Mutual Funds	8,462,910		2.4
Marine Shipping	6,934,035		2.0
Wireless Telecommunications	4,595,676		1.3
Utilities	4,264,918		1.2
Industrial	4,227,575		1.2
Transportation	4,168,691		1.2
Engineering & Construction	3,479,653		1.0
Water Utilities	2,211,995		0.6
Shipping	1,876,893		0.5
Electrical Products	1,303,332		0.4
Investment Company	1,211,828		0.4
Specialty Telecommunications	1,098,251		0.3
Waste Management	812,485		0.2
Communications - Equipment & Software	604,330		0.2
Public Power	571,772		0.2
Miscellaneous Commercial Services	500,967		0.2
Oil Related	64,213		0.0
Miscellaneous	24,873		0.0
Industrial Conglomerates	16,836		0.0
Oil & Gas Production	6,806		0.0

	$347,380,797	*	100.0	%*

*Does not include open forward currency contracts with a net unrealized appreciation of $92,406.

Also does not reflect the value of securities held as collateral on loaned securities.

MS Global Infrastructure Fund

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$418,574,794	$179,018,198	$239,556,596	—
Other Financial Instruments*	92,406	—	92,406	—
Total	$418,667,200	$179,018,198	$239,649,002	$0

* Other financial instruments include forward contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Infrastructure Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009